UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                     811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:                (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2014

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2014 (unaudited)

Description	Shares	Value
Common Stocks — 100.6%

Australia — 1.4%

BHP Billiton, Ltd. Sponsored ADR	38,500	$2,609,145

Denmark — 2.5%

Novo Nordisk A/S Sponsored ADR	105,000	4,793,250

Finland — 1.5%

Sampo Oyj, A Shares ADR	109,500	2,832,765

France — 6.3%

GDF Suez Sponsored ADR	75,981	2,077,320
Sanofi SA ADR	105,200	5,499,856
Total SA Sponsored ADR	64,000	4,198,400
		11,775,576

Germany — 5.4%

Bayerische Motoren Werke AG ADR	124,900	5,247,049
SAP AG Sponsored ADR	59,300	4,821,683
		10,068,732

Israel — 0.7%

Israel Chemicals, Ltd. ADR	140,700	1,236,753

Italy — 2.0%

Eni SpA Sponsored ADR	74,250	3,725,122

Japan — 5.6%

Canon, Inc. Sponsored ADR	44,700	1,388,382
Mitsubishi UFJ Financial Group, Inc. ADR	1,050,900	5,821,986
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	3,404,640
		10,615,008

Singapore — 2.3%

Singapore Telecommunications, Ltd. ADR	151,100	4,399,428

Sweden — 2.7%

Assa Abloy AB ADR	187,100	4,982,473

Switzerland — 6.8%

Novartis AG ADR	78,900	6,708,078
UBS AG	154,572	3,202,732
Zurich Insurance Group AG ADR	92,500	2,841,961
		12,752,771

United Kingdom — 13.8%

BP PLC Sponsored ADR	102,155	4,913,656
British American Tobacco PLC Sponsored ADR	37,700	4,200,911
GlaxoSmithKline PLC Sponsored ADR	80,200	4,285,086
HSBC Holdings PLC Sponsored ADR	122,063	6,204,462
Unilever PLC Sponsored ADR	99,100	4,239,498
Wm Morrison Supermarkets PLC ADR	120,300	2,150,964
		25,994,577

United States — 49.6%

American Express Co.	43,800	3,943,314

Description	Shares	Value
Apple, Inc.	10,100	$5,421,074
Chevron Corp.	46,000	5,469,860
Cisco Systems, Inc.	220,400	4,939,164
Citigroup, Inc.	106,400	5,064,640
Comcast Corp., Class A	106,120	5,174,411
ConocoPhillips	53,100	3,735,585
Emerson Electric Co.	67,600	4,515,680
Halliburton Co.	89,900	5,294,211
Honeywell International, Inc.	64,700	6,001,572
Intel Corp.	157,500	4,065,075
International Business Machines Corp.	24,460	4,708,306
Joy Global, Inc.	66,400	3,851,200
Merck & Co., Inc.	75,300	4,274,781
Oracle Corp.	100,440	4,109,000
PepsiCo, Inc.	41,100	3,431,850
Pfizer, Inc.	149,766	4,810,484
United Technologies Corp.	47,200	5,514,848
Viacom, Inc., Class B	46,800	3,977,532
Wal-Mart Stores, Inc.	62,800	4,799,804
		93,102,391

Total Common Stocks (Identified cost $156,991,436)		188,887,991

Description	Principal Amount (000) (a)	Value
Foreign Government Obligations — 6.5%

Brazil — 2.0%

Brazil NTN-B:
6.00%, 08/15/16	503	$537,033
6.00%, 08/15/18	850	898,109
Brazil NTN-F:
10.00%, 01/01/17	2,211	922,215
10.00%, 01/01/23	3,733	1,425,003
		3,782,360

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	305,000	171,993

Mexico — 1.0%

Mexican Bonos:
7.00%, 06/19/14	8,360	644,952
9.50%, 12/18/14	16,100	1,283,490
		1,928,442

Russia — 2.0%

Russia Government Bonds - OFZ:
6.90%, 08/03/16	13,107	366,290
7.50%, 02/27/19	11,500	316,035
7.60%, 04/14/21	27,300	737,238
7.60%, 07/20/22	16,972	451,312
7.00%, 01/25/23	21,200	543,791

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Description	Principal Amount (000) (a)	Value
8.15%, 02/03/27	19,900	$540,806
7.05%, 01/19/28	30,510	754,321
		3,709,793

South Africa — 0.6%

Republic of South Africa, 8.25%, 09/15/17	11,090	1,074,017

Turkey — 0.5%

Turkey Government Bonds:
4.00%, 04/29/15	1,347	633,977
8.80%, 11/14/18	550	244,193
		878,170

Uruguay — 0.2%

Republica Orient Uruguay, 5.00%, 09/14/18	10,730	495,888

Zambia — 0.1%

Zambia Treasury Bill, 0.00%, 10/13/14	1,500	222,977

Total Foreign Government Obligations (Identified cost $13,535,475)		12,263,640

Description	Shares	Value
Short-Term Investment — 0.9%

State Street Institutional Treasury Money Market Fund (Identified cost $1,757,381)	1,757,381	$1,757,381

Total Investments — 108.0% (Identified cost $172,284,292) (b), (c)		$202,909,012

Liabilities in Excess of Cash and Other Assets — (8.0)%		(15,028,885)

Net Assets — 100.0%		$187,880,127

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Forward Currency Purchase Contracts open at  March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
AMD	JPM	10/28/14	189,302,400	$432,000	$438,558	$6,558	$—
BRL	BRC	04/02/14	2,175,053	930,026	958,595	28,569	—
BRL	BRC	04/02/14	2,383,376	1,025,990	1,050,408	24,418	—
CLP	BNP	05/16/14	625,468,000	1,084,000	1,135,321	51,321	—
CLP	CIT	04/28/14	359,265,000	645,000	653,317	8,317	—
CLP	UBS	04/21/14	433,586,250	783,000	789,062	6,062	—
CLP	UBS	04/25/14	357,518,400	633,000	650,350	17,350	—
CNY	BRC	05/19/14	5,489,474	892,162	882,038	—	10,124
CNY	HSB	04/22/14	11,088,746	1,807,000	1,782,575	—	24,425
COP	CIT	04/10/14	2,043,747,700	996,221	1,035,889	39,668	—
COP	UBS	04/16/14	3,418,622,800	1,766,000	1,732,097	—	33,903
COP	UBS	05/23/14	1,632,157,250	799,000	824,682	25,682	—
CZK	JPM	04/04/14	17,581,440	861,162	882,333	21,171	—
CZK	JPM	04/22/14	18,921,698	946,620	949,685	3,065	—
CZK	JPM	05/05/14	17,254,885	865,933	866,089	156	—
EUR	CIT	04/07/14	332,000	461,762	457,375	—	4,387
EUR	CIT	04/07/14	353,000	484,686	486,305	1,619	—
EUR	CIT	06/23/14	1,950,771	2,716,187	2,687,159	—	29,028
EUR	JPM	04/04/14	640,723	882,725	882,688	—	37
EUR	JPM	05/06/14	665,511	898,965	916,775	17,810	—
EUR	JPM	05/06/14	764,224	1,059,099	1,052,758	—	6,341
EUR	JPM	05/06/14	999,011	1,362,263	1,376,190	13,927	—
EUR	JPM	05/06/14	1,016,434	1,383,586	1,400,191	16,605	—
GHS	CIT	04/04/14	1,343,000	503,562	498,455	—	5,107
GHS	CIT	04/15/14	3,247,000	1,213,831	1,197,601	—	16,230
HUF	BNP	04/15/14	135,177,270	618,815	605,560	—	13,255
HUF	BNP	04/15/14	192,999,800	852,923	864,590	11,667	—
HUF	JPM	04/10/14	56,496,895	250,568	253,163	2,595	—
HUF	JPM	04/10/14	435,704,550	1,906,481	1,952,392	45,911	—
IDR	JPM	04/28/14	11,790,516,000	1,031,000	1,033,168	2,168	—
IDR	SCB	04/17/14	8,957,793,000	783,778	786,462	2,684	—
INR	BRC	04/21/14	89,034,000	1,412,117	1,484,016	71,899	—
INR	SCB	04/10/14	83,934,460	1,354,000	1,402,915	48,915	—
KRW	BRC	04/24/14	1,990,594,500	1,858,024	1,868,009	9,985	—
KRW	SCB	04/24/14	1,428,872,700	1,319,000	1,340,880	21,880	—
KZT	CIT	09/12/14	108,679,000	569,000	572,219	3,219	—
KZT	CIT	11/14/14	95,691,000	501,000	497,132	—	3,868
KZT	CIT	02/13/15	112,132,000	578,000	571,881	—	6,119
KZT	HSB	06/16/14	66,358,400	356,000	356,197	197	—
KZT	HSB	06/16/14	106,216,700	669,503	570,148	—	99,355
KZT	HSB	06/16/14	134,019,200	844,056	719,386	—	124,670
KZT	HSB	09/11/14	108,679,000	569,000	572,340	3,340	—
MXN	CIT	04/30/14	31,020,000	2,350,000	2,370,883	20,883	—
MYR	BRC	04/10/14	2,185,292	667,000	668,824	1,824	—
MYR	BRC	05/21/14	4,803,828	1,460,441	1,466,030	5,589	—
MYR	JPM	04/21/14	5,140,659	1,543,000	1,572,099	29,099	—
NGN	BRC	04/22/14	111,255,600	667,000	669,878	2,878	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
NGN	BRC	06/18/14	39,365,250	$219,000	$232,079	$13,079	$—
NGN	CIT	04/04/14	38,728,000	234,403	234,498	95	—
NGN	CIT	04/11/14	38,728,000	233,583	233,985	402	—
NGN	CIT	04/29/14	55,891,450	337,000	335,795	—	1,205
NGN	JPM	06/17/14	60,480,000	336,000	356,709	20,709	—
PEN	CIT	04/10/14	2,832,691	1,007,000	1,006,501	—	499
PEN	CIT	05/14/14	3,219,298	1,137,762	1,138,728	966	—
PEN	JPM	04/28/14	1,616,147	573,000	572,827	—	173
PHP	HSB	04/14/14	79,954,875	1,775,000	1,782,366	7,366	—
PHP	JPM	05/13/14	43,164,105	969,000	961,567	—	7,433
PLN	BNP	04/14/14	4,312,796	1,401,000	1,425,183	24,183	—
PLN	BRC	04/14/14	4,289,451	1,407,000	1,417,468	10,468	—
PLN	JPM	04/28/14	3,819,800	1,254,862	1,261,134	6,272	—
RON	JPM	04/07/14	1,494,075	455,358	461,214	5,856	—
RON	JPM	04/07/14	1,849,299	570,525	570,870	345	—
RON	JPM	04/07/14	5,614,196	1,708,000	1,733,074	25,074	—
RSD	CIT	04/07/14	234,751,650	2,797,493	2,797,356	—	137
SGD	HSB	04/14/14	1,908,713	1,506,513	1,517,391	10,878	—
THB	BNP	04/10/14	7,112,880	219,798	219,185	—	613
THB	SCB	04/24/14	28,852,560	895,958	888,549	—	7,409
TRY	CIT	05/12/14	1,354,500	600,000	625,320	25,320	—
TRY	JPM	04/21/14	308,451	139,274	143,284	4,010	—
TRY	JPM	04/21/14	1,006,465	459,000	467,532	8,532	—
TRY	JPM	04/21/14	1,045,083	503,000	485,471	—	17,529
TWD	HSB	04/14/14	27,537,840	912,000	904,615	—	7,385
TWD	SCB	06/18/14	26,927,810	889,000	886,286	—	2,714
UGX	CIT	04/11/14	968,123,000	382,128	379,145	—	2,983
UGX	CIT	05/02/14	596,095,500	231,000	232,084	1,084	—
UGX	CIT	05/02/14	650,210,000	253,000	253,153	153	—
UGX	CIT	05/02/14	1,123,527,000	437,000	437,434	434	—
UGX	CIT	05/02/14	1,168,549,000	457,000	454,963	—	2,037
UGX	CIT	05/20/14	192,900,000	75,000	74,759	—	241
UYU	HSB	04/30/14	7,522,000	326,476	330,492	4,016	—
UYU	JPM	04/07/14	6,456,240	285,390	285,590	200	—
UYU	JPM	04/14/14	17,437,000	775,926	769,732	—	6,194
UYU	JPM	04/24/14	25,036,435	1,090,437	1,101,956	11,519	—
ZAR	CIT	04/24/14	3,741,235	340,757	354,164	13,407	—
ZAR	JPM	04/24/14	4,518,141	418,000	427,710	9,710	—
ZMW	CIT	04/11/14	1,907,676	313,144	309,009	—	4,135
ZMW	JPM	04/08/14	1,500,000	253,207	243,282	—	9,925
ZMW	SCB	04/08/14	5,658,000	878,844	917,660	38,816	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
ZMW	SCB	04/09/14	5,658,000	$878,435	$917,271	$38,836	$—
Total Forward Currency Purchase Contracts				$77,530,759	$77,932,059	$848,761	$447,461

Forward Currency Sale Contracts open at March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	04/02/14	2,440,411	$1,033,000	$1,075,545	$—	$42,545
BRL	BRC	05/05/14	2,549,512	1,089,000	1,114,023	—	25,023
BRL	UBS	04/02/14	2,118,018	895,000	933,459	—	38,459
CNY	HSB	04/22/14	372,741	61,000	59,920	1,080	—
CZK	JPM	04/04/14	17,581,440	882,725	882,333	392	—
EUR	BNP	04/15/14	450,065	618,814	620,014	—	1,200
EUR	BNP	04/15/14	620,000	852,924	854,119	—	1,195
EUR	BNP	04/24/14	3,240,064	4,395,276	4,463,459	—	68,183
EUR	CIT	04/07/14	2,009,000	2,797,493	2,767,668	29,825	—
EUR	HSB	04/22/14	962,023	1,340,021	1,325,273	14,748	—
EUR	JPM	04/04/14	640,000	861,162	881,692	—	20,530
EUR	JPM	04/07/14	330,000	455,358	454,619	739	—
EUR	JPM	04/07/14	410,681	570,525	565,769	4,756	—
EUR	JPM	04/10/14	182,000	250,567	250,728	—	161
EUR	JPM	04/10/14	1,405,000	1,906,480	1,935,564	—	29,084
EUR	JPM	04/22/14	691,254	946,619	952,264	—	5,645
EUR	JPM	04/28/14	909,000	1,254,862	1,252,213	2,649	—
EUR	JPM	05/05/14	629,000	865,933	866,481	—	548
EUR	JPM	05/06/14	5,030	6,940	6,929	11	—
EUR	JPM	05/06/14	1,206,410	1,628,749	1,661,892	—	33,143
EUR	JPM	05/06/14	1,203,000	1,652,320	1,657,195	—	4,875
EUR	UBS	06/23/14	1,328,168	1,828,595	1,829,532	—	937
JPY	CIT	06/16/14	149,614,522	1,457,000	1,450,115	6,885	—
JPY	SCB	04/25/14	134,391,001	1,313,958	1,302,213	11,745	—
JPY	SCB	04/25/14	135,043,177	1,319,000	1,308,533	10,467	—
KZT	BRC	06/16/14	35,558,500	190,000	190,870	—	870
NGN	BRC	06/18/14	39,365,250	235,087	232,079	3,008	—
RSD	CIT	04/07/14	38,697,920	461,763	461,134	629	—
RSD	CIT	04/07/14	41,318,650	484,686	492,362	—	7,676
RUB	CIT	04/30/14	33,924,852	949,000	960,590	—	11,590
SGD	HSB	04/14/14	1,908,713	1,493,867	1,517,391	—	23,524
TRY	CIT	05/12/14	527,873	233,756	243,699	—	9,943
TRY	JPM	04/21/14	2,051,609	985,071	953,031	32,040	—
ZAR	CIT	04/24/14	10,285,224	941,000	973,651	—	32,651
ZAR	JPM	04/24/14	9,190,880	850,000	870,055	—	20,055
Total Forward Currency Sale Contracts				$37,107,551	$37,366,414	118,974	377,837
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$967,735	$825,298

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Currency Abbreviations:

AMD — Armenian Dram

BRL — Brazilian Real

CLP — Chilean Peso

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

KZT — Kazakhstan Tenge

MXN — Mexican New Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian New Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — New Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thai Baht

TRY — New Turkish Lira

TWD — New Taiwan Dollar

UGX — Ugandan Shilling

UYU — Uruguayan Peso

ZAR — South African Rand

ZMW — Zambian Kwacha

Counterparty Abbreviations:

BNP — BNP Paribas SA

BRC — Barclays Bank PLC

CIT — Citibank NA

HSB — HSBC Bank USA

JPM — JPMorgan Chase Bank

SCB — Standard Chartered Bank

UBS — UBS AG

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

(a)	Principal amount denominated in respective country’s currency.
(b)	For federal income tax purposes, the aggregate cost was $172,284,292, aggregate gross unrealized appreciation was $43,206,281, aggregate gross unrealized depreciation was $12,581,561, and the net unrealized appreciation was $30,624,720.
(c)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR — American Depositary Receipt

NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B

NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry (as a percentage of net assets):
Agriculture	0.7%
Alcohol & Tobacco	2.2
Automotive	2.8
Banking	8.2
Cable Television	2.8
Computer Software	4.8
Energy Exploration & Production	2.0
Energy Integrated	9.8
Energy Services	2.8
Financial Services	6.5
Food & Beverages	1.8
Gas Utilities	1.1
Household & Personal Products	2.3
Insurance	3.0
Leisure & Entertainment	2.1
Manufacturing	13.2
Metals & Mining	1.4
Pharmaceutical & Biotechnology	16.2
Retail	3.7
Semiconductors & Components	2.9
Technology Hardware	8.0
Telecommunications	2.3
Subtotal	100.6
Foreign Government Obligations	6.5
Short-Term Investment	0.9
Total Investments	108.0%

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2014 (unaudited)

Valuation of Investments:

Net asset value per share is determined by State Street Bank and Trust Company for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board.

The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2014 (unaudited)

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2014
Assets:
Common Stocks	$188,887,991	$—	$—	$188,887,991
Foreign Government Obligations	—	12,263,640	—	12,263,640
Short-Term Investment	1,757,381	—	—	1,757,381
Other Financial Instruments*
Forward Currency Contracts	—	967,735	—	967,735
Total	$190,645,372	$13,231,375	$—	$203,876,747

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(825,298)	$—	$(825,298)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service.

There were no transfers into or out of Levels 1, 2, or 3 during the period ended March 31, 2014.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2014